PIMCO Inflation Protected Bond Portfolio Annual Fund Operating Expenses - PIMCO Inflation Protected Bond Portfolio	Dec. 31, 2025
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.60%
Component2 Other Expenses	0.04%
Other Expenses (as a percentage of Assets):	0.64%
Expenses (as a percentage of Assets)	1.13%
Class B
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.60%
Component2 Other Expenses	0.04%
Other Expenses (as a percentage of Assets):	0.64%
Expenses (as a percentage of Assets)	1.38%
Class E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	0.15%
Component1 Other Expenses	0.60%
Component2 Other Expenses	0.04%
Other Expenses (as a percentage of Assets):	0.64%
Expenses (as a percentage of Assets)	1.28%